Discontinued Operations (Results From Discontinued Operations And Activity Directly Related To Divestitures) (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended					13 Months Ended
		Jun. 30, 2016	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014	Jan. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss before interest and income taxes			$ 30.1		$ 1.9		$ (156.3)
Income tax benefit (expense)	[1]		(11.0)		(0.7)		32.3
Goodwill impairment			3.7	[2]	4.1		0.0
Assets held for sale			11.0		8.4
Litigation settlement amount			38.0
Residential Products
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Goodwill impairment			0.0		0.0
Industrial Products
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Goodwill impairment			0.0		4.1	[3]
Specialized Products:
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Goodwill impairment			3.7		0.0
Subsequent activity related to other divestitures completed prior to 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Earnings (loss):	[4]						(35.4)
Subsequent activity related to other divestitures completed prior to 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Earnings (loss):	[4]		29.4		(1.5)
Furniture Products - Store Fixtures | Furniture Products
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration received								$ 72.0
Disposal Group, Including Discontinued Operation, Revenue			0.0		19.4		167.4
Earnings (loss):	[5]		0.7		3.4		(120.9)
Goodwill impairment							0.0
Prime Foam Products Unit
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) related to litigation settlement			25.0
Prime Foam Products Unit | Subsequent activity related to other divestitures completed prior to 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Litigations settlement expense			2.0		0.7		35.3
Litigation settlement amount			31.4
Gain (loss) related to litigation settlement			20.0
Disposal Group, Divested, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Revenue			56.4		198.8		216.4
Earnings (loss):	[5]		4.3		6.6		3.6
Disposal Group, Divested, Not Discontinued Operations | Machinery group | Machinery Operation | Residential Products
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Revenue			3.1		3.7		4.7
Earnings (loss):	[5]		(0.3)		0.1		0.1
Disposal Group, Divested, Not Discontinued Operations | Wire Products Operation
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group, not discontinued operation, gain (loss) on disposal			21.2
Disposal Group, Divested, Not Discontinued Operations | Wire Products Operation | Wire Products Operation Fourth Quarter 2016 [Member] | Industrial Products
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Revenue			18.5		20.3		18.6
Earnings (loss):	[5]		0.5		2.3		2.4
Disposal Group, Divested, Not Discontinued Operations | Wire Products Operation | Wire Products Operation Second Quarter 2016 [Member] | Industrial Products
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Revenue			19.5		49.1		54.9
Earnings (loss):	[5]		1.3		0.7		0.4
Disposal Group, Divested, Not Discontinued Operations | Steel Tubing Business | Industrial Products
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Earnings (loss):	[5]		0.0		0.2		(1.8)
Disposal Group, Divested, Not Discontinued Operations | Steel Tubing Business | Steel Tubing Business | Industrial Products
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Revenue			0.0		88.9		94.3
Disposal Group, Divested, Not Discontinued Operations | CVP Operation | CVP Businesses | Specialized Products:
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Revenue			15.3		27.5		26.6
Earnings (loss):	[5]		2.8		3.9		4.0
Disposal Group, Divested, Not Discontinued Operations | CVP Operation | Wire Products Operation Second Quarter 2016 [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group, not discontinued operation, gain (loss) on disposal		$ 11.2
Disposal Group, Divested, Not Discontinued Operations | Small Operation Within CVP Business | CVP Businesses | Specialized Products:
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Revenue			0.0		9.3		17.3
Earnings (loss):	[5]		$ 0.0		$ (0.6)		$ (1.5)

[1]	The 2016 tax expense is primarily related to The Dow Chemical settlement. The 2014 tax benefit is primarily related to the Store Fixtures goodwill impairment and the Prime Foam litigation.
[2]	We recorded a goodwill impairment charge related to the Commercial Vehicle Products unit as outlined in Note C.
[3]	We recorded a goodwill impairment charge related to the Steel Tubing unit as outlined in Note C.
[4]	In 2016, we reached a litigation settlement of our antitrust claims against The Dow Chemical Company by agreeing to release our claims regarding this matter for a net cash payment of approximately $38.0 (pretax, after deducting expenses). Of this amount, $31.4 was associated with our former Prime Foam Products unit (previously part of the Residential Products Segment), which we sold in March 2007. The after-tax income associated with the settlement was approximately $25, of which approximately $20 is reflected in discontinued operations. This matter is now fully resolved. In an unrelated matter, accruals of $2.0, $.7 and $35.3 in 2016, 2015 and 2014, respectively were recorded in discontinued operations for antitrust litigation expense associated with the Prime Foam Products unit as discussed in Note S.
[5]	This includes goodwill impairment charges of $108.0 in 2014 as discussed in Note C.